SUBSEQUENT EVENTS (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended						1 Months Ended			12 Months Ended						60 Months Ended	132 Months Ended				1 Months Ended					0 Months Ended	6 Months Ended	1 Months Ended
	Apr. 02, 2013	Feb. 27, 2013	Jan. 31, 2013	Jan. 06, 2013	Jan. 04, 2013	Dec. 31, 2012	Jun. 30, 2013	Feb. 28, 2013	Jan. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2012	Jun. 06, 2013	Jun. 05, 2013	May 15, 2013	Aug. 07, 2013 Senior Housing Assets - Tranche 1	Jun. 30, 2013 Senior Housing Assets - Tranche 1	Aug. 07, 2013 Senior Housing Assets - Tranche 2	Jun. 30, 2013 Senior Housing Assets - Tranche 2	Jun. 30, 2013 Senior Housing Assets	Jun. 28, 2013 Media Company Investee	Jun. 30, 2013 Affiliated Entities of the Manager	Jun. 30, 2013 Manager	Feb. 28, 2013 Manager	Jan. 31, 2013 Manager	Jun. 30, 2013 CDO IV Divestiture	Jun. 30, 2013 CDO VIII Bonds Payable	Apr. 02, 2013 Springleaf Financial	Apr. 02, 2013 Affiliate of Blackstone Tactical Opportunities Advisors
Cash and cash equivalents contributed to New Residential in Spin-Off																				$ 181,600
Approximate principal balance of residential mortgage loans				215,000,000	13,000,000
Committed Amount in purchase of MSRs				340,000	27,300	27,300
Acquired interest in joint venture with Nationstar				50.00%	50.00%	50.00%
Expected acquired interest in Excess MSRs				67.00%	67.00%
Nationstar's acquired interest in Excess MSRs				33.00%	33.00%
Fannie Mae/Freddic Mac first UPB closing			58,000,000
Non-performing mortgage loan UPB		83,000
Invested amount for non-performing mortgage loans		35,000
Acquired Interest in non-performing mortgage loans		70.00%
Nationstar's acquired interest in non-performing mortgage loans		30.00%
UPB of Consumer Loans	4,200,000
Number of loans	400,000
Contributions to equity method investees	250,000
Ownership percentage in equity method investees	30.00%
Percentage of portfolio co-invested by other parties	70.00%																																47.00%	23.00%
Purchase price of portfolio financed by asset-backed notes	2,200,000
Purchase price of portfolio	3,000,000
Percentage divestiture of CDO IV																															100.00%
Face amount of collateral sold in CDO IV																															153,400
Percentage of par of CDO IV sale																															95.00%
Net proceeds from sale of CDO IV																															145,200
Payment of outstanding third party debt in sale transaction																															71,900
Gross proceeds form sale of CDO IV																															73,300
Amount from sale of CDO IV received in CDO VIII																															5,300
Par recovery																															59,500
Percentage of Par previously repurchased at																															52.00%
Proceeds on subordinated interests																															8,000
Comprehensive income										603,474		1,140,073																			(600)
Net gain on sale of assets																															4,200
Gain on hedge termination																															800
Purchase of securities - face amount																																116,800
Purchase of securities - pay amount																																103,100
Percentage of par of securities																																88.30%
Repurchase agreements						929,435				929,435	239,740						929,435															60,000
Interest rate terms of repurchase agreement																																LIBOR plus 150 bps
Aggregate face amount of debt purchased in portfolio company managed by affiliate																											381,100
Aggregate purchase price of debt purchased in portfolio company managed by affiliate																											139,300
Face amount of debt in portfolio company managed by affiliate																											540,700
Carrying value of debt in portfolio company managed by affiliate																											209,100
Newcastle's holding percentage in debt of portfolio company managed by affiliate																											44.90%
Commitment to purchase real estate related and other loans, face value																											0
Commitment to purchase real estate related and other loans, purchase price																											0
Management fees paid, as a percentage of effective gross income																					5% of effective gross income		6% of the property's gross income for the first two years and 7% thereafter
Acquisition Purchase Price																						16,500		18,500		82,000
Number of beds																									300
Final Stated Maturity																						Jun. 30, 2017		Jun. 30, 2018
Issuance of Common Stock							$ 197,600	$ 237,400	$ 526,200	$ 434,964	$ 210,847
Issuance of Common Stock, shares							40,250,000	23,000,000	57,500,000	67,344,636	43,153,825		123,463	9,871	7,065,362	45,713,817	172,525,645											750,000	191,000	213,900
Share price			$ 9.35			$ 8.68	$ 4.92	$ 10.34	$ 9.35	$ 8.68							$ 8.68											$ 4.97	$ 10.48	$ 9.35
Options to purchase shares of common stock granted during the period																												4,025,000	2,300,000	5,750,000
Fair value of options granted																												$ 3,800	$ 8,400	$ 18,000
Exercise price of options granted																												$ 4.97	$ 10.48	$ 9.35
Risk free rate in valuing options granted to manager																												2.50%	2.10%	2.00%
Dividend yield in valuing options granted to manager																												8.80%	7.80%	8.80%
Volatility in valuing options granted to manager																												36.90%	55.50%	56.20%
Expected term in valuing options granted to manager																												10 years	10 years	10 years
Common stock, par value						$ 0.01				$ 0.01	$ 0.01						$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized						500,000,000				500,000,000	500,000,000						500,000,000	1,000,000,000	500,000,000
Preferred stock, par value						$ 0.01				$ 0.01	$ 0.01						$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized						100,000,000				100,000,000	100,000,000						100,000,000	100,000,000	100,000,000